Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

Note 5 — Property, Plant and Equipment

The following table summarizes our property, plant and equipment:

	December 31,
	2023	2022
Vehicles	$354	$386
Buildings	43	43
Computer equipment	25	23
Furniture and fixtures	3	3
Machinery and equipment	1,404	1,140
Internal-use software	3,126	1,851
Property, plant and equipment, gross	$4,955	$3,446
Less: accumulated depreciation	(1,871)	(1,020)
Property, plant and equipment, net	$3,084	$2,426

Depreciation expenses were $872 and $561 for the years ended December 31, 2023, and 2022, respectively.